Income Expenses Applicable to Foreclosed Real Estate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Net loss on sales of real estate	$ 37,993	$ 36,666
Operating expenses, net of rental income	697,952	705,966
Total	$ 735,945	$ 742,632